Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax [Line Items]
Net tax benefit related to changes in valuation allowance					$ (41.0)	[1]	$ (30.1)	[1]	$ 24.5	[1]
Tax benefit as a result of the release of valuation allowance					15.2
Federal AMT Credit carryforwards		31		30	31		30
Federal net operating loss carry-forwards		10			10
State net operating loss carry-forwards		7		9	7		9
Foreign net operating loss carry-forwards		8			8
Undistributed foreign earnings		34			34
Accrued interest related to uncertain tax positions		0.7		0.5	0.7		0.5
Unrecognized tax benefits that would affect effective tax rate if recognized		8.0		2.8	8.0		2.8
Provision (benefit) for income taxes	1.1	15.2	2.7	(21.5)	(7.2)		(11.5)		12.9
Valuation allowance	91.6	95.2			95.2
Domestic Tax Authority
Income Tax [Line Items]
Net operating loss carry-forwards expiration period					18 years
State and Local Jurisdiction
Income Tax [Line Items]
Net operating loss carry-forwards expiration period					3 to 15 years
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carry-forwards expiration period					1 to 5 years
Cash and Short term investments		$ 51			$ 51

[1]	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $22 million.